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U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 50249

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2



1. Name and address of issuer:

Morgan Grenfell Investment Trust
885 Third Avenue
New York,  NY  10022


2. Name of each series or class of funds for which this notice is filed:
Morgan Grenfell Municipal Bond Fund
Morgan Grenfell Short-Term Municipal Bond Fund
Morgan Grenfell Fixed Income Fund
Morgan Grenfell Short-Term Fixed Income Fund
Morgan Grenfell Smaller Companies Fund
Morgan Grenfell International Equity Fund
Morgan Grenfell European Equity Fund
Morgan Grenfell International Small Cap Equity Fund
Morgan Grenfell European Small Cap Equity Fund
Morgan Grenfell Emerging Markets Equity Fund
Morgan Grenfell Global Fixed Income Fund
Morgan Grenfell Emerging Markets Debt Fund
Morgan Grenfell International Fixed Income Fund


3. Investment Company Act File Number: 811-8006

    Securities Act File Number: 33-68704


4. Last day of fiscal year for which this notice is filed:
October 31, 1996


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                       [   ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):



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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0


8 Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: 0


9. Number and aggregate sale price of securities sold during the fiscal year:
Shares:  68,851,599
Dollars:  $720,443,842


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
Shares:  68,851,599
Dollars:  $720,443,842


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
 (see Instruction B.7):
Shares:  6,344,819
Dollars:  $66,799,891

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12 Calculation of registration fee:

     (I)     Aggregate sale price of securities sold during the fiscal
              year in reliance on rule 24f-2 (from Item 10):                           $720,443,842
     (ii)    Aggregate price of shares issued in connection with
              dividend reinvestment plans (from Item 11, if applicable):        $66,799,891
     (iii)   Aggregate price of shares redeemed or repurchased during
	the fiscal year (if applicable):                                                    $470,822,147
     (iv)   Aggregate price of shares redeemed or repurchased and
              previously applied as a reduction to filing fees pursuant to
              rule 24e-2 (if applicable):                                                          $0
     (v)     Net Aggregate price of securities sold and issued during
              the fiscal year in reliance on rule 24f-2 [line (i), plus line
              (ii), less line (iii), plus line (iv)] (if applicable):                         $316,421,586
     (vi)    Multiplier prescribed by Section 6(b) of the Securities Act
              of 1933 or other applicable law or regulation (see                       X1/3300
              instruction C.6):
     (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:                   $95,885.33
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
 Informal and Other Procedures (17 CFR 202.3a).
                        [ X ]
      Date of mailing or wire transfer of filing fees to the Commission's
       lockbox depository:  December    , 1996

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/John G. Alshefski
                                          John G. Alsheski
                                          Treasurer & Chief Accounting Officer

        Date December   , 1996

  Please print the name and title of the signing officer below the signature.




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December 18, 1996




Morgan Grenfell Investment Trust
885 Third Avenue
New York, New York  10022

		Re:	Morgan Grenfell Investment Trust

Ladies and Gentlemen:

We have acted as special Delaware counsel to Morgan
Grenfell Investment Trust, a Delaware business trust (the "Trust"), in connection with certain matters relating to the issuance of shares of beneficial interest in the Trust (the "Shares"). Capitalized terms used herein and not otherwise herein defined are used as defined in the Agreement and Declaration of Trust of the Trust dated September 13,
1993 (the "Governing Instrument").

We understand that, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Trust registered an indefinite number of Shares under the Securities Act of 1933, as amended. We further understand that the Trust is about to file with the Securities and Exchange Commission a notice pursuant to Rule 24f-2 under the 1940 Act (the "Notice") making definite the registration of 68,851,599 Shares sold in reliance upon Rule 24f-2 during the period from November 1, 1995 through October 31, 1996.

In rendering this opinion, we have examined copies of the following documents, each in the form provided to us: the Certificate of Trust of the Trust filed in the Office of the Secretary of State of the State of Delaware (the "Recording Office") on September 13, 1993
(the "Certificate"); the Governing Instrument; the By-laws of the Trust;
the Notice; a Written Consent of the Trustees of the Trust; the Trust's Notification of Registration Filed Pursuant to Section 8(a) of the Investment Company Act of 1940 on Form N-8A as filed with the Securities and Exchange Commission on September 13, 1993;
a Certificate of the Treasurer of the Trust dated December 16, 1996;
and a certification of good standing of the Trust obtained as of a recent date from the Recording Office. In such examinations, we have assumed the genuineness of all signatures, the conformity to original documents of all documents submitted to us as copies or drafts of documents to be executed, and the legal capacity of natural persons to complete the execution of documents.


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We have further assumed for the purpose of this opinion: (i) the due authorization, execution and delivery by, or on behalf of, each of the parties thereto of the above-referenced instruments, certificates and other documents, and of all documents contemplated by the Governing Instrument, the By-laws and applicable resolutions of the Trustees to be executed by investors desiring to become Shareholders; (ii) the payment of consideration for Shares, and the application of such consideration, as provided in the Governing Instrument, and compliance with the other terms, conditions and restrictions set forth in the Governing Instrument, the By-laws and applicable resolutions of the Trustees in connection with the issuance of Shares (including, without limitation, the taking of all appropriate action by the Trustees to designate
Series of Shares and the rights and preferences attributable thereto as contemplated by the Governing Instrument); (iii) that appropriate notation of the names and addresses of, the number of Shares held by, and the consideration paid by, Shareholders will be maintained in the appropriate registers and other books and records of the Trust in connection with the issuance, redemption or transfer of Shares; (iv) that no event has occurred subsequent to the filing of the Certificate that would cause a termination or reorganization of the Trust under Section 2 or Section 3 of Article VIII of the Governing
Instrument; (v) that the activities of the Trust have been and will be conducted in accordance with the terms of the Governing
Instrument, the By-laws and the Delaware Act; and (vi) that each of the documents examined by us is in full force and effect and has not been modified, supplemented or otherwise amended.
No opinion is expressed herein with respect to the requirements of, or compliance with, federal or state securities or blue sky laws.
Further, we express no opinion on the sufficiency or accuracy of any registration or offering documentation relating to the Trust or the Shares. As to any facts material to our opinion, other than those assumed, we have relied without independent investigation on the above-referenced documents and on the accuracy, as of the date hereof, of the matters therein contained.



Based on and subject to the foregoing, and limited in all respects to matters of Delaware law, it is our opinion that:

		1.	The Trust is a duly organized and validly
 existing business trust in good standing under the laws of the State of Delaware.

		2.	The Shares subject to the Notice constitute
 legally issued, fully paid and non-assessable Shares of beneficial interest in the Trust.



		3.	Under the Delaware Act and the terms of the
 Governing Instrument, each Shareholder of the Trust, in such capacity, will be entitled to the same limitation of personal liability as that extended to stockholders of private corporations for profit; provided, however, that we express no opinion with respect to the liability of any Shareholder who is, was or may become a named Trustee of the Trust. Neither the existence nor exercise of the voting rights granted to Shareholders under the Governing Instrument will, of itself, cause a Shareholder to be deemed a trustee of the Trust under the Delaware
 Act. Notwithstanding the foregoing or the opinion expressed in paragraph 2 above, we note that, pursuant to Section 5 of Article IV of the Governing Instrument, the Trustees have the power to cause Shareholders, or Shareholders of a particular Series, to pay certain custodian, transfer, servicing or similar agent charges by setting off the same against declared but unpaid dividends or by reducing Share ownership (or by both means).

We hereby consent to the filing of a copy of this opinion with the Securities and Exchange Commission together with the Notice. In giving this consent, we do not thereby admit that we come within the category of persons whose consent is required under
Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder. Except as provided in this paragraph, the opinion set forth above is expressed solely for the benefit of the addressee hereof and may not be relied upon by, or filed with, any other person or entity for any purpose without our prior written consent.




Sincerely,

MORRIS, NICHOLS, ARSHT & TUNNELL


Morgan Grenfell Investment Trust
November 14, 1995
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